NET REVENUE	9 Months Ended
Sep. 30, 2022
Revenue from Contracts with Customers [Abstract]
Net Revenues	Net Revenue
On an ongoing basis the Company reviews the categories that best depict how the nature, timing and uncertainty of revenue cash flows are affected by economic factors. The following table presents the Company’s revenue disaggregated based on revenue source and timing of revenue recognition for the three and nine month periods ended September 30, 2022 and 2021. The Company believes these categories best depict the nature and timing of revenue:

(in millions)	Three Months Ended September 30,		Nine Months Ended September 30,
	2022	2021	2022	2021
Type of goods and services:
Wafer fabrication	$1,958	$1,603	$5,667	$4,458
Engineering and other pre-fabrication services	116	97	340	280
	$2,074	$1,700	$6,007	$4,738

Timing of revenue recognition:
Revenue recognized over time	$111	$87	$344	$258
Revenue recognized at a point in time	1,963	1,613	5,663	4,480
	$2,074	$1,700	$6,007	$4,738